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[Janus letterhead]

December 14, 2007

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:  JANUS INVESTMENT FUND (the "Registrant")
     1933 Act File No. 2-34393
     1940 Act File No. 811-1879

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 121 and Amendment No. 104 under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), respectively, to the Registrant's Registration Statement on Form N-1A (the "Amendment") that relates to the annual update to the Registrant's Registration Statement. The Registrant is filing the Amendment pursuant to Rule 485(a)(1) under the 1933 Act.

Among other things, the Amendment is being filed for the following purposes:

     -    To add disclosure related to derivative transactions;

     -    To add general disclosure related to the use of short sales;

     - To add Fund strategy and risk disclosure related to securities lending;

     -    To add general disclosure related to the AML program;

     -    To add disclosure related to the use of floating rate loans;

     -    To update redemption fee disclosure;

     -    To update disclosure regarding Section 403(b)(7) Plans;

     - To update disclosure regarding additional underlying funds for the Janus Smart Portfolios;

     - To update disclosure for the Janus Smart Portfolios regarding the risks of the underlying funds;

     -    To add risk disclosure relating to investments in money market funds;

     -    To update disclosure regarding venture capital investments;

     -    To update disclosure related to performance-based fees for certain
          Funds;

     -    To update disclosure regarding pending legal matters;

     - To update disclosure regarding material conflicts and portfolio manager compensation; and

     - To incorporate any other disclosure changes from supplements filed since the last annual update and any comments received from SEC Staff.
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The individual prospectuses and statements of additional information comprising the Amendment are marked as follows:

PROSPECTUSES

     - The Janus Equity Funds combined open funds prospectus including Janus Fund, Janus Enterprise Fund, Janus Orion Fund, Janus Research Fund, Janus Triton Fund, Janus Global Life Sciences Fund, Janus Global Technology Fund, Janus Balanced Fund, Janus Contrarian Fund, Janus Fundamental Equity Fund, Janus Growth and Income Fund, INTECH Risk-Managed Stock Fund, Janus Mid Cap Value Fund - Investor Shares, Janus Global Opportunities Fund, Janus Global Research Fund, Janus Overseas Fund, and Janus Worldwide Fund is marked against the Janus Equity Funds combined open funds prospectus dated February 28, 2007.

     - The prospectus for Janus Smart Portfolios is marked against the corresponding prospectus dated February 28, 2007.

     - The prospectuses for Janus Mid Cap Value Fund - Institutional Shares, Janus Small Cap Value Fund - Investor Shares, and Janus Small Cap Value Fund - Institutional Shares are marked against the corresponding prospectuses dated February 28, 2007.

     - The prospectuses for Janus Twenty Fund and Janus Venture Fund are each marked against the corresponding prospectuses dated February 28, 2007.

     - The Janus Bond and Money Market Funds combined prospectus including Janus Flexible Bond Fund, Janus High-Yield Fund, Janus Short-Term Bond Fund, Janus Federal Tax-Exempt Fund, Janus Money Market Fund, Janus Tax-Exempt Money Market Fund, and Janus Government Money Market Fund is marked against the Janus Bond and Money Market Funds combined prospectus dated February 28, 2007.

STATEMENTS OF ADDITIONAL INFORMATION

     - The Janus Equity and Bond Funds combined SAI including Janus Fund, Janus Enterprise Fund, Janus Orion Fund, Janus Research Fund, Janus Triton Fund, Janus Twenty Fund, Janus Venture Fund, Janus Global Life Sciences Fund, Janus Global Technology Fund, Janus Balanced Fund, Janus Contrarian Fund, Janus Fundamental Equity Fund, Janus Growth and Income Fund, INTECH Risk-Managed Stock Fund, Janus Mid Cap Value Fund, Janus Small Cap Value Fund, Janus Global Opportunities Fund, Janus Global Research Fund, Janus Overseas Fund, Janus Worldwide Fund, Janus Flexible Bond Fund, Janus High-Yield Fund, Janus Short-Term Bond Fund, and Janus Federal Tax-Exempt Fund is marked against the Janus Equity and Bond Funds combined SAI dated February 28, 2007.

     - The SAI for Janus Smart Portfolios is marked against the corresponding SAI dated February 28, 2007.

     - The SAI for Janus Money Market Funds - Investor Shares is marked against the corresponding SAI dated February 28, 2007.
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The Registrant respectfully requests selective review of only these revisions.

As indicated on the facing page of the Amendment, the Registrant has specified that the Amendment is to become effective on February 28, 2008, pursuant to paragraph (a)(1) of Rule 485.

If you have any questions regarding this filing, please call me at (303)
336-4045.

Sincerely,


/s/ Robin R. Nesbitt

Robin R. Nesbitt
Associate Counsel

cc:  Stephanie Grauerholz-Lofton, Esq.
     Larry Greene, Esq.
     Cindy Antonson
     Donna Brungardt